Rule 497(d)


                                    FT 1051

                          Supplement to the Prospectus

     Notwithstanding anything to the contrary in the Prospectus, FTP Services LLC, an affiliate of the Depositor, will act as Fund/SERV Unit Servicing Agent to the Trusts with respect to the Trusts' Fund/SERV Units. Fund/SERV Units are Units purchased and sold through the Fund/SERV trading system. In all other respects, Fund/SERV Units are identical to other Units.

     The Fund/SERV CUSIPs for the Trusts are as follows:

                                                        Fund/SERV
    Trust                                               CUSIP number

    Small-Cap Portfolio, Series 7                       30270A552
    Mid-Cap Portfolio, Series 7                         30270A602
    Large-Cap Growth Portfolio, Series 7                30270A651
    Large-Cap Value Portfolio, Series 7                 30270A701
    International Portfolio, Series 7                   30270A750


November 1, 2005